Vanguard® International High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.4%)
Australia (7.2%)
	BHP Group Ltd.	5,826,716	245,599
	Commonwealth Bank of Australia	1,912,329	239,050
	Westpac Banking Corp.	3,910,566	103,698
	National Australia Bank Ltd.	3,413,393	98,838
	ANZ Group Holdings Ltd.	3,451,705	90,211
	Wesfarmers Ltd.	1,290,080	80,805
	Macquarie Group Ltd.	399,756	70,964
	Woodside Energy Group Ltd.	2,172,876	50,856
	Rio Tinto Ltd.	425,114	50,666
	CSL Ltd.	558,458	48,284
	Woolworths Group Ltd.	1,386,451	38,690
	Transurban Group	3,554,256	36,910
	QBE Insurance Group Ltd.	1,711,548	29,686
	Coles Group Ltd.	1,532,244	25,884
	Fortescue Ltd.	1,834,637	23,807
	Brambles Ltd.	1,536,124	21,087
	Santos Ltd.	3,755,618	20,858
	Evolution Mining Ltd.	2,321,570	18,408
	Computershare Ltd. (XASX)	597,446	17,166
	Suncorp Group Ltd.	1,250,952	16,831
	South32 Ltd.	5,137,327	16,378
	Telstra Group Ltd.	4,594,480	16,220
	Insurance Australia Group Ltd.	2,558,529	15,244
	Origin Energy Ltd.	1,973,652	14,890
	BlueScope Steel Ltd.	504,779	11,578
	Medibank Pvt Ltd.	3,115,779	11,294
	APA Group	1,451,594	10,384
	Lottery Corp. Ltd.	2,533,381	9,926
	Orica Ltd.	540,240	8,825
	ASX Ltd.	224,681	8,667
	Ampol Ltd.	275,965	7,786
[1]	CAR Group Ltd.	420,874	7,685
	JB Hi-Fi Ltd.	125,390	7,213
	Sonic Healthcare Ltd.	447,903	6,855
	Qantas Airways Ltd.	884,743	6,157
	Aurizon Holdings Ltd.	1,959,140	5,761
	Bendigo & Adelaide Bank Ltd.	671,345	5,397
	Dyno Nobel Ltd.	1,890,013	5,003
	Cleanaway Waste Management Ltd.	2,669,150	4,383
	Downer EDI Ltd.	804,275	4,376
	AMP Ltd.	2,900,879	4,371
	Steadfast Group Ltd.	1,203,485	4,301
	SEEK Ltd.	405,438	4,183
	Challenger Ltd.	594,100	4,083
	Worley Ltd.	547,815	4,066
	AGL Energy Ltd.	692,702	4,031
	a2 Milk Co. Ltd.	814,235	3,933
	Bank of Queensland Ltd.	786,346	3,663
	Endeavour Group Ltd.	1,452,634	3,545
	Treasury Wine Estates Ltd.	901,063	3,116
	Metcash Ltd.	1,304,793	2,786
	Harvey Norman Holdings Ltd.	604,667	2,083
	New Hope Corp. Ltd.	555,733	2,035
	Lendlease Corp. Ltd.	901,253	1,911
	Atlas Arteria Ltd.	532,940	1,882
	Yancoal Australia Ltd.	449,862	1,773
	TPG Telecom Ltd.	703,905	1,767
[1]	Flight Centre Travel Group Ltd.	187,491	1,733
	Perpetual Ltd.	128,916	1,713
	Deterra Royalties Ltd.	542,139	1,650

		Shares	Market Value ($000)
	Orora Ltd.	1,607,328	1,641
	Magellan Financial Group Ltd.	202,846	1,358
	Beach Energy Ltd.	1,886,973	1,214
	GQG Partners Inc. GDR	868,945	830
	Domino's Pizza Enterprises Ltd.	32,003	417
			1,576,405
Austria (0.5%)
	Erste Group Bank AG	320,284	41,868
[2]	BAWAG Group AG	88,985	18,046
	OMV AG	164,838	12,054
	Raiffeisen Bank International AG	145,066	9,960
	ANDRITZ AG	75,188	7,083
	Verbund AG	77,381	5,311
	Vienna Insurance Group AG Wiener Versicherung Gruppe	40,019	3,280
	Telekom Austria AG	80,005	937
			98,539
Belgium (0.3%)
	KBC Group NV	256,411	36,887
	Ageas SA	216,276	17,898
	Groupe Bruxelles Lambert NV	89,804	8,100
	Syensqo SA	81,965	7,292
			70,177
Brazil (1.3%)
	Vale SA	3,918,437	58,964
	Petroleo Brasileiro SA - Petrobras	3,967,315	38,381
	Banco Bradesco SA	5,864,283	18,498
	B3 SA - Brasil Bolsa Balcao	5,309,836	16,477
	Axia Energia SA	1,511,965	15,755
	Ambev SA	4,876,585	15,383
	Banco BTG Pactual SA	1,345,000	15,071
	Cia de Saneamento Basico do Estado de Sao Paulo	2,625,300	14,346
	Banco Do Brasil SA	2,034,636	8,569
	Vibra Energia SA	1,192,199	8,479
	Localiza Rent a Car SA (BVMF)	1,034,700	7,677
	Cia Paranaense de Energia - Copel	2,263,343	6,622
[2]	Rede D'Or Sao Luiz SA	874,061	5,973
	BB Seguridade Participacoes SA	703,257	5,724
	Telefonica Brasil SA	805,160	5,183
	Ultrapar Participacoes SA	789,700	5,149
	Itau Unibanco Holding SA	506,504	4,560
	Motiva Infraestrutura de Mobilidade SA	1,391,510	4,052
	Klabin SA	1,089,335	3,922
	TIM SA	894,700	3,429
	Lojas Renner SA	1,131,347	3,035
	Engie Brasil Energia SA	481,625	2,831
	Banco Santander Brasil SA	495,136	2,795
	Smartfit Escola de Ginastica e Danca SA (BVMF)	662,187	2,573
	Caixa Seguridade Participacoes SA	637,300	2,546
	Allos SA	437,481	2,338
	Porto Seguro SA	208,618	2,251
	Multiplan Empreendimentos Imobiliarios SA	379,385	2,105
	Transmissora Alianca de Energia Eletrica SA	252,981	1,979
	Hypera SA	464,702	1,950
	CPFL Energia SA	209,100	1,903
	Cia De Saneamento do Parana Sanepar	187,600	1,341
	Alupar Investimento SA	148,618	956
	Itau Unibanco Holding SA ADR	104,979	888
	CSN Mineracao SA	670,600	755
	Grupo Mateus SA	883,400	702
	M Dias Branco SA	156,600	530
	Cia Energetica de Minas Gerais	30,980	100
			293,792
Canada (9.0%)
	Royal Bank of Canada	1,598,457	334,560
	Toronto-Dominion Bank	1,910,650	229,030
	Bank of Montreal	808,026	144,947
	Enbridge Inc.	2,503,128	136,205
	Canadian Imperial Bank of Commerce	1,052,777	124,695

	Shares	Market Value ($000)
Bank of Nova Scotia	1,415,646	124,180
Canadian Natural Resources Ltd.	2,346,052	111,759
Suncor Energy Inc.	1,339,973	89,985
Manulife Financial Corp.	1,911,356	84,889
TC Energy Corp.	1,192,217	80,283
National Bank of Canada	444,400	71,882
Sun Life Financial Inc.	632,422	52,471
Cenovus Energy Inc.	1,508,296	45,480
Power Corp. of Canada	601,451	41,102
Nutrien Ltd.	550,756	38,015
Fortis Inc. (XTSE)	577,554	32,877
Pembina Pipeline Corp.	668,489	32,684
Restaurant Brands International Inc.	398,413	29,466
Brookfield Asset Management Ltd. Class A (XTSE)	443,807	21,468
Magna International Inc.	300,931	20,638
Great-West Lifeco Inc.	289,370	19,185
Tourmaline Oil Corp.	429,882	18,985
Emera Inc.	348,061	18,599
Whitecap Resources Inc.	1,395,162	16,461
ARC Resources Ltd.	651,265	15,577
Keyera Corp.	262,701	11,161
Canadian Tire Corp. Ltd. Class A	57,827	8,440
BCE Inc.	375,395	8,143
Open Text Corp.	285,604	7,241
IGM Financial Inc.	91,771	5,706
TELUS Corp.	370,307	3,535
		1,979,649
Chile (0.2%)
Banco De Chile	52,170,120	10,869
Banco de Credito e Inversiones SA	89,596	6,447
Banco Santander Chile	70,976,676	6,183
Enel Chile SA	29,547,051	2,606
Empresas Copec SA	301,348	2,058
Quinenco SA	351,401	1,686
Banco Itau Chile SA	71,869	1,623
Colbun SA	9,546,247	1,427
Cencosud Shopping SA	566,865	1,424
Cia Cervecerias Unidas SA	180,814	1,047
Cia Sud Americana de Vapores SA	16,564,062	855
Aguas Andinas SA Class A	2,213,974	808
		37,033
China (5.8%)
China Construction Bank Corp. Class H	101,438,210	119,030
Industrial & Commercial Bank of China Ltd. Class H	92,031,671	88,036
Bank of China Ltd. Class H	78,426,351	55,016
Ping An Insurance Group Co. of China Ltd. Class H	7,109,902	53,116
JD.com Inc. Class A	2,827,432	46,511
China Life Insurance Co. Ltd. Class H	8,579,979	31,943
PetroChina Co. Ltd. Class H	23,700,000	30,157
Agricultural Bank of China Ltd. Class H	35,740,000	28,734
China Merchants Bank Co. Ltd. Class H	4,410,875	28,618
China Shenhua Energy Co. Ltd. Class H	3,820,000	21,162
Kweichow Moutai Co. Ltd. Class A	100,000	19,995
Geely Automobile Holdings Ltd.	7,188,819	18,210
PICC Property & Casualty Co. Ltd. Class H	7,946,344	16,584
China Petroleum & Chemical Corp. Class H	26,505,207	14,979
ANTA Sports Products Ltd.	1,424,923	14,341
China Resources Land Ltd.	3,323,762	14,062
China Pacific Insurance Group Co. Ltd. Class H	3,182,546	12,422
ZTO Express Cayman Inc.	471,727	11,289
China Hongqiao Group Ltd.	3,295,832	10,371
China CITIC Bank Corp. Ltd. Class H	10,386,620	10,242
China Merchants Bank Co. Ltd. Class A	1,585,442	9,307
Weichai Power Co. Ltd. Class H	2,225,000	9,303
Midea Group Co. Ltd. Class H	733,622	9,295
CMOC Group Ltd. Class H	4,284,998	9,235
CITIC Ltd.	5,848,000	9,205
Ping An Insurance Group Co. of China Ltd. Class A	1,119,569	9,094
Yangzijiang Shipbuilding Holdings Ltd.	2,919,400	8,912

		Shares	Market Value ($000)
	H World Group Ltd.	2,026,040	8,607
	CSPC Pharmaceutical Group Ltd.	7,714,855	8,439
	Bank of Communications Co. Ltd. Class H	8,601,162	8,287
	China Yangtze Power Co. Ltd. Class A	1,921,000	8,281
	China Mengniu Dairy Co. Ltd.	3,430,458	8,277
	Haier Smart Home Co. Ltd. Class H	2,865,494	8,261
[2]	Postal Savings Bank of China Co. Ltd. Class H	12,227,476	7,920
	Foxconn Industrial Internet Co. Ltd. Class A	907,996	7,623
	China Overseas Land & Investment Ltd.	4,294,271	7,386
	People's Insurance Co. Group of China Ltd. Class H	10,512,996	7,309
[2]	China Tower Corp. Ltd. Class H	5,505,235	7,037
[2]	Guotai Haitong Securities Co. Ltd. Class H	3,683,592	7,019
	New China Life Insurance Co. Ltd. Class H	1,138,077	7,018
	Full Truck Alliance Co. Ltd. ADR	738,170	7,005
	Industrial & Commercial Bank of China Ltd. Class A	5,814,300	6,883
	Agricultural Bank of China Ltd. Class A	6,724,356	6,876
	COSCO SHIPPING Holdings Co. Ltd. Class H	3,064,552	6,165
	Yankuang Energy Group Co. Ltd. Class H	3,962,781	6,032
	China Resources Power Holdings Co. Ltd.	2,375,000	5,851
	CITIC Securities Co. Ltd. Class H	1,654,178	5,775
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	742,800	5,617
	China Resources Beer Holdings Co. Ltd.	1,833,927	5,533
	Jiangxi Copper Co. Ltd. Class H	1,206,000	5,426
	Sinotruk Hong Kong Ltd.	981,623	5,088
	Li Ning Co. Ltd.	2,568,962	4,963
	Industrial Bank Co. Ltd. Class A	1,727,800	4,837
[2]	CGN Power Co. Ltd. Class H	12,675,000	4,674
	China Taiping Insurance Holdings Co. Ltd.	1,622,400	4,552
	Bank of Communications Co. Ltd. Class A	4,101,100	4,362
	China Galaxy Securities Co. Ltd. Class H	4,454,383	4,326
	China Coal Energy Co. Ltd. Class H	3,145,411	4,311
	Kunlun Energy Co. Ltd.	4,608,645	4,262
	Tsingtao Brewery Co. Ltd. Class H	703,383	4,182
	China Minsheng Banking Corp. Ltd. Class H	8,837,000	4,089
	ENN Energy Holdings Ltd.	675,900	4,045
	Aluminum Corp. of China Ltd. Class H	3,614,000	3,935
	PetroChina Co. Ltd. Class A	2,379,500	3,917
	CITIC Securities Co. Ltd. Class A	929,385	3,912
	Shanghai Pudong Development Bank Co. Ltd. Class A	2,742,803	3,863
[2]	China Resources Mixc Lifestyle Services Ltd.	758,200	3,856
	Huaneng Power International Inc. Class H	4,836,000	3,717
	China Shenhua Energy Co. Ltd. Class A	539,066	3,646
	CRRC Corp. Ltd. Class H	5,388,000	3,616
	Bosideng International Holdings Ltd.	5,502,131	3,467
	Tingyi Cayman Islands Holding Corp.	2,283,456	3,458
	Guangdong Investment Ltd.	3,178,000	3,430
	Kingboard Holdings Ltd.	683,277	3,417
[1,2]	Huatai Securities Co. Ltd. Class H	1,578,252	3,402
	GF Securities Co. Ltd. Class H	1,374,390	2,997
	Anhui Conch Cement Co. Ltd. Class H	1,270,752	2,994
	Guotai Haitong Securities Co. Ltd. (XSSC)	1,087,284	2,954
	Bank of China Ltd. Class A	3,275,807	2,942
	China Merchants Port Holdings Co. Ltd.	1,502,000	2,933
	Shaanxi Coal Industry Co. Ltd. Class A	796,500	2,923
	China Construction Bank Corp. Class A	1,756,300	2,823
	Inner Mongolia Yitai Coal Co. Ltd. Class B	966,895	2,786
[1]	ZTE Corp. Class H	879,309	2,783
	Ping An Bank Co. Ltd. Class A	1,604,100	2,764
	China Railway Group Ltd. Class H	5,903,701	2,718
	China Everbright Environment Group Ltd.	3,999,140	2,604
	Bank of Jiangsu Co. Ltd. Class A	1,478,960	2,592
	China Resources Gas Group Ltd.	1,197,045	2,553
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	106,458	2,506
[1,2]	Longfor Group Holdings Ltd.	2,851,680	2,496
[1]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	1,377,966	2,437
	Chongqing Rural Commercial Bank Co. Ltd. Class H	2,879,000	2,410
	Great Wall Motor Co. Ltd. Class H	2,090,000	2,398
	Sinopharm Group Co. Ltd. Class H	1,069,824	2,372
	Beijing Enterprises Holdings Ltd.	586,000	2,364
	China Medical System Holdings Ltd.	1,543,477	2,352

		Shares	Market Value ($000)
	Bank of Ningbo Co. Ltd. Class A	497,501	2,350
	Weichai Power Co. Ltd. Class A	553,100	2,291
[2]	Yadea Group Holdings Ltd.	1,628,852	2,232
	JOYY Inc. ADR	30,260	2,226
	Gree Electric Appliances Inc. of Zhuhai Class A	351,100	2,201
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	505,500	2,170
	China State Construction Engineering Corp. Ltd. Class A	3,095,700	2,157
[1]	C&D International Investment Group Ltd.	1,095,345	2,146
[1]	China State Construction International Holdings Ltd.	1,930,000	2,117
[1,2]	Giant Biogene Holding Co. Ltd.	531,778	2,089
	Haitian International Holdings Ltd.	768,912	2,039
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	499,500	2,004
	China National Building Material Co. Ltd. Class H	4,216,208	2,001
	China Oilfield Services Ltd. Class H	2,180,000	1,977
	China Longyuan Power Group Corp. Ltd. Class H	2,672,000	1,966
	Postal Savings Bank of China Co. Ltd. Class A	2,543,100	1,952
	China Conch Venture Holdings Ltd.	1,710,000	1,921
	BYD Electronic International Co. Ltd.	634,606	1,900
	Baoshan Iron & Steel Co. Ltd. Class A	2,061,300	1,872
	Far East Horizon Ltd.	2,132,000	1,872
[1]	China Everbright Bank Co. Ltd. Class H	4,526,000	1,841
[1]	China Cinda Asset Management Co. Ltd. Class H	14,551,230	1,840
	Jiangsu Expressway Co. Ltd. Class H	1,468,000	1,816
	Autohome Inc. ADR	77,749	1,805
	Country Garden Services Holdings Co. Ltd.	2,517,264	1,796
	MINISO Group Holding Ltd.	546,525	1,784
	China United Network Communications Ltd. Class A	2,697,400	1,782
[1]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	1,837,157	1,775
[1]	Laopu Gold Co. Ltd. Class H	42,437	1,745
	Wuliangye Yibin Co. Ltd. Class A	150,480	1,738
	China Minsheng Banking Corp. Ltd. Class A	3,236,040	1,736
	Vipshop Holdings Ltd. ADR	112,641	1,728
	Zhejiang Expressway Co. Ltd. Class H	1,950,177	1,727
	Bank of Nanjing Co. Ltd. Class A	999,882	1,723
	COSCO SHIPPING Holdings Co. Ltd. Class A	743,200	1,720
	China Petroleum & Chemical Corp. Class A	2,180,600	1,703
	CRRC Corp. Ltd. Class A	1,859,100	1,697
	Qfin Holdings Inc. ADR	120,146	1,668
	Anhui Conch Cement Co. Ltd. Class A	605,300	1,665
[2]	Haidilao International Holding Ltd.	1,082,522	1,638
	Anhui Gujing Distillery Co. Ltd. Class B	202,309	1,636
	China Everbright Bank Co. Ltd. Class A	3,456,000	1,624
	Huatai Securities Co. Ltd. Class A	556,500	1,617
	China Pacific Insurance Group Co. Ltd. Class A	336,750	1,611
[1]	China Power International Development Ltd.	4,343,370	1,572
	China Communications Services Corp. Ltd. Class H	2,880,000	1,568
	Bank of Shanghai Co. Ltd. Class A	1,089,133	1,525
[2]	CSC Financial Co. Ltd. Class H	1,007,648	1,516
	GF Securities Co. Ltd. Class A	471,900	1,492
*	Zhongjin Gold Corp. Ltd. Class A	436,481	1,492
	SF Holding Co. Ltd. Class H	335,600	1,447
	Sany Heavy Equipment International Holdings Co. Ltd.	1,511,078	1,431
[2]	China Resources Pharmaceutical Group Ltd.	2,307,726	1,428
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,318,400	1,421
	China Jinmao Holdings Group Ltd.	8,010,966	1,409
	Uni-President China Holdings Ltd.	1,458,000	1,402
	Fuyao Glass Industry Group Co. Ltd. Class A	156,500	1,383
	Beijing Enterprises Water Group Ltd.	4,684,000	1,379
	China Reinsurance Group Corp. Class H	7,889,286	1,379
	China Merchants Securities Co. Ltd. Class A	524,300	1,366
	Sunshine Insurance Group Co. Ltd. Class H	2,908,500	1,362
	TCL Technology Group Corp. Class A	1,936,099	1,356
	TravelSky Technology Ltd. Class H	1,228,000	1,355
	Daqin Railway Co. Ltd. Class A	1,821,900	1,342
	Yihai International Holding Ltd.	668,000	1,324
	Hengan International Group Co. Ltd.	414,060	1,306
	China CITIC Bank Corp. Ltd. Class A	1,111,800	1,288
	Want Want China Holdings Ltd.	2,989,623	1,287
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	613,500	1,287
	Bank of Hangzhou Co. Ltd. Class A	521,536	1,272

		Shares	Market Value ($000)
	Western Mining Co. Ltd. Class A	220,600	1,256
*,1	Greentown China Holdings Ltd.	1,373,140	1,247
	Huaxia Bank Co. Ltd. Class A	1,197,800	1,237
	Chongqing Changan Automobile Co. Ltd. Class B	2,690,319	1,228
	SDIC Power Holdings Co. Ltd. Class A	542,500	1,226
	Hisense Home Appliances Group Co. Ltd. Class H	400,564	1,201
	Huadian Power International Corp. Ltd. Class H	2,264,000	1,200
	China Zheshang Bank Co. Ltd. Class H	3,888,000	1,185
	Datang International Power Generation Co. Ltd. Class H	3,618,000	1,164
	Goldwind Science & Technology Co. Ltd. Class H	936,400	1,163
	China Gas Holdings Ltd.	1,472,941	1,149
	Bank of Beijing Co. Ltd. Class A	1,475,800	1,142
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	742,800	1,139
	Sinopec Engineering Group Co. Ltd. Class H	1,628,500	1,128
[2]	China Merchants Securities Co. Ltd. Class H	601,000	1,118
[2]	China Railway Signal & Communication Corp. Ltd. Class H	2,567,000	1,101
	Sinotrans Ltd. Class H	1,829,000	1,100
	Xtep International Holdings Ltd.	2,270,000	1,094
	GD Power Development Co. Ltd. Class A	1,449,400	1,092
	Focus Media Information Technology Co. Ltd. Class A	1,279,900	1,066
	Power Construction Corp. of China Ltd. Class A	1,470,800	1,065
	Yankuang Energy Group Co. Ltd. Class A	346,575	1,037
	China Railway Group Ltd. Class A	1,477,000	1,008
	Yunnan Baiyao Group Co. Ltd. Class A	128,500	1,007
	Guosen Securities Co. Ltd. Class A	642,000	981
	Zhejiang China Commodities City Group Co. Ltd. Class A	517,200	981
[1]	China Suntien Green Energy Corp. Ltd. Class H	2,306,000	969
	XCMG Construction Machinery Co. Ltd. Class A	728,281	967
	COSCO SHIPPING Ports Ltd.	1,410,986	959
	Jiangsu Yanghe Distillery Co. Ltd. Class A	148,500	944
	Shougang Fushan Resources Group Ltd.	3,077,302	940
	Muyuan Foods Group Co. Ltd. Class A	160,848	935
	Shenzhen Transsion Holdings Co. Ltd. Class A	96,978	924
	Poly Developments & Holdings Group Co. Ltd. Class A	1,171,389	917
	Henan Shuanghui Investment & Development Co. Ltd. Class A	236,800	912
	Brilliance China Automotive Holdings Ltd.	3,466,952	906
	Weibo Corp. Class A	111,298	901
	Shanghai Rural Commercial Bank Co. Ltd. Class A	698,172	889
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	432,199	879
	Tianshan Aluminum Group Co. Ltd. Class A	441,400	865
	Shanghai Industrial Holdings Ltd.	490,328	864
	Bank of Chengdu Co. Ltd. Class A	313,500	860
[1,2]	ZJLD Group Inc.	845,252	859
	Yutong Bus Co. Ltd. Class A	178,800	853
	Sichuan Chuantou Energy Co. Ltd. Class A	363,500	852
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	218,300	844
	China Coal Energy Co. Ltd. Class A	409,100	837
[1]	China Energy Engineering Corp. Ltd. Class H	5,816,000	816
	Anhui Expressway Co. Ltd. Class H	404,000	805
	China Zheshang Bank Co. Ltd. Class A	1,793,600	805
	Shanghai Baosight Software Co. Ltd. Class B	898,421	802
[2]	Orient Securities Co. Ltd. Class H	1,090,400	796
	Lee & Man Paper Manufacturing Ltd.	1,507,640	772
	Hunan Valin Steel Co. Ltd. Class A	1,316,720	768
	AviChina Industry & Technology Co. Ltd. Class H	1,998,482	768
	Livzon Pharmaceutical Group Inc. Class H	231,800	768
	Yuexiu Property Co. Ltd.	1,661,643	767
	Luzhou Laojiao Co. Ltd. Class A	55,400	746
	Hengli Petrochemical Co. Ltd. Class A	301,636	746
	Yunnan Yuntianhua Co. Ltd. Class A	168,100	743
	People's Insurance Co. Group of China Ltd. Class A	679,900	742
*	Metallurgical Corp. of China Ltd. Class H	3,855,756	738
	Industrial Securities Co. Ltd. Class A	822,300	736
	Orient Securities Co. Ltd. Class A	540,900	736
	Sailun Group Co. Ltd. Class A	350,100	735
	Poly Property Services Co. Ltd. Class H	203,200	728
	Huaneng Power International Inc. Class A	681,100	726
	Huaxin Building Materials Group Co. Ltd. Class H	383,084	725
	Huayu Automotive Systems Co. Ltd. Class A	288,200	720
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	177,300	709

		Shares	Market Value ($000)
	Shenzhen International Holdings Ltd.	876,964	683
*	Zhongsheng Group Holdings Ltd.	1,166,067	675
	AIMA Technology Group Co. Ltd. Class A	208,500	673
	Sichuan Road & Bridge Co. Ltd. Class A	500,280	669
	Zhejiang Longsheng Group Co. Ltd. Class A	339,900	668
	China Resources Building Materials Technology Holdings Ltd.	4,598,000	656
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	570,600	643
	Jiangling Motors Corp. Ltd. Class A	253,200	638
	Citic Pacific Special Steel Group Co. Ltd. Class A	287,400	637
	Jiangsu King's Luck Brewery JSC Ltd. Class A	147,724	628
	Guangshen Railway Co. Ltd. Class H	2,127,373	621
	China Lesso Group Holdings Ltd.	1,188,675	613
	Guanghui Energy Co. Ltd. Class A	751,300	609
	ENN Natural Gas Co. Ltd. Class A	230,544	608
[1,2]	Blue Moon Group Holdings Ltd.	1,501,957	608
	Changjiang Securities Co. Ltd. Class A	474,900	605
	Beijing Jingneng Clean Energy Co. Ltd. Class H	2,436,000	600
	Changchun High-Tech Industry Group Co. Ltd. Class A	49,700	597
	Tsingtao Brewery Co. Ltd. Class A	71,882	597
[1]	Towngas Smart Energy Co. Ltd.	1,329,185	593
[2]	Qingdao Port International Co. Ltd. Class H	649,000	589
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	194,400	572
	Nanjing Iron & Steel Co. Ltd. Class A	767,300	571
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	759,300	570
	Yealink Network Technology Corp. Ltd. Class A	97,016	559
	Huaibei Mining Holdings Co. Ltd. Class A	249,300	558
	Xiamen C & D Inc. Class A	415,800	553
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	368,448	552
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	246,800	552
	Weifu High-Technology Group Co. Ltd. Class A	205,300	545
	Chongqing Rural Commercial Bank Co. Ltd. Class A	538,500	539
	Sun Art Retail Group Ltd.	3,502,500	532
[2]	Topsports International Holdings Ltd.	3,073,032	531
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	418,000	531
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	92,600	531
	Bank of Guiyang Co. Ltd. Class A	617,500	529
	Lao Feng Xiang Co. Ltd. Class B	169,160	512
	SooChow Securities Co. Ltd. Class A	423,600	509
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	26,875	506
	Shanghai International Port Group Co. Ltd. Class A	641,600	503
	Huadian Power International Corp. Ltd. Class A	690,997	493
	Hisense Visual Technology Co. Ltd. Class A	119,400	481
	Beijing New Building Materials plc Class A	166,900	477
	SDIC Capital Co. Ltd. Class A	490,800	474
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	122,310	468
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	314,900	467
	Shenzhen Expressway Corp. Ltd. Class H	524,000	454
	Wuchan Zhongda Group Co. Ltd. Class A	593,600	443
	Anhui Kouzi Distillery Co. Ltd. Class A	142,400	439
	HLA Group Corp. Ltd. Class A	462,800	432
	Meihua Holdings Group Co. Ltd. Class A	358,700	432
	Shenergy Co. Ltd. Class A	339,900	430
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	1,301,600	427
	Jiangsu Financial Leasing Co. Ltd. Class A	440,300	427
	Huapont Life Sciences Co. Ltd. Class A	649,600	426
	Bank of Suzhou Co. Ltd. Class A	337,500	425
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	332,450	424
	Sinotrans Ltd. Class A	436,000	423
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	176,000	421
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	356,372	418
	By-health Co. Ltd. Class A	268,475	415
	Goneo Group Co. Ltd. Class A	66,559	411
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	559,800	409
	Oppein Home Group Inc. Class A	79,035	407
	Keda Industrial Group Co. Ltd. Class A	165,600	404
	Dong-E-E-Jiao Co. Ltd. Class A	49,500	400
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	102,339	399
	Heilongjiang Agriculture Co. Ltd. Class A	209,200	382
	Bank of Changsha Co. Ltd. Class A	270,200	382
	Beijing Tong Ren Tang Co. Ltd. Class A	97,900	382

		Shares	Market Value ($000)
	Fujian Funeng Co. Ltd. Class A	234,300	377
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	153,000	376
	Youngor Group Co. Ltd. Class A	320,000	373
	Guoyuan Securities Co. Ltd. Class A	339,100	369
	TangShan Port Group Co. Ltd. Class A	511,468	367
	Jointown Pharmaceutical Group Co. Ltd. Class A	461,534	352
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	547,000	352
	LB Group Co. Ltd. Class A	144,200	349
	Anjoy Foods Group Co. Ltd. Class A	26,200	349
	CNOOC Energy Technology & Services Ltd. Class A	600,000	347
	Inner Mongolia Berun Chemical Co. Ltd. Class A	387,700	343
	Winner Medical Co. Ltd. Class A	74,740	340
	Hisense Home Appliances Group Co. Ltd. Class A	83,500	339
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	101,700	336
	Chongqing Brewery Co. Ltd. Class A	48,800	336
	Jason Furniture Hangzhou Co. Ltd. Class A	89,400	334
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	177,500	334
	Hangzhou Robam Appliances Co. Ltd. Class A	138,900	328
	Shanxi Coal International Energy Group Co. Ltd. Class A	171,300	321
	Lao Feng Xiang Co. Ltd. Class A	59,620	318
	China Railway Signal & Communication Corp. Ltd. Class A	420,934	318
	Qingdao Rural Commercial Bank Corp. Class A	675,600	317
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	426,769	313
	Zhejiang Semir Garment Co. Ltd. Class A	339,341	313
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	176,200	309
[2]	Everbright Securities Co. Ltd. Class H	313,400	303
	Xiamen ITG Group Corp. Ltd. Class A	345,400	302
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	254,900	302
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	202,061	298
	Bank of Qingdao Co. Ltd. Class A	339,450	294
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	135,900	293
	COFCO Sugar Holding Co. Ltd. Class A	156,800	292
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	755,200	291
	An Hui Wenergy Co. Ltd. Class A	245,900	291
	Eastern Air Logistics Co. Ltd. Class A	115,000	291
	ORG Technology Co. Ltd. Class A	396,600	290
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	656,200	287
	Tian Di Science & Technology Co. Ltd. Class A	393,300	287
	China South Publishing & Media Group Co. Ltd. Class A	174,200	284
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	70,200	279
	Guangzhou Development Group Inc. Class A	293,900	279
	Xi'An Shaangu Power Co. Ltd. Class A	195,200	277
	COSCO SHIPPING Development Co. Ltd. Class H	2,315,000	275
	Camel Group Co. Ltd. Class A	226,200	271
	Anhui Expressway Co. Ltd. Class A	106,400	268
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	243,100	267
	Jizhong Energy Resources Co. Ltd. Class A	379,030	266
	Shandong Hi-speed Co. Ltd. Class A	153,800	259
	Qingdao Port International Co. Ltd. Class A	192,100	257
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	91,100	255
	Jiangsu Linyang Energy Co. Ltd. Class A	298,600	255
	Huaxin Building Materials Group Co. Ltd. Class A	76,200	252
	Triangle Tyre Co. Ltd. Class A	127,700	251
	Tasly Pharmaceutical Group Co. Ltd. Class A	104,100	249
	G-bits Network Technology Xiamen Co. Ltd. Class A	4,300	248
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	207,200	237
	Shaanxi Energy Investment Co. Ltd. Class A	152,200	236
	Shandong Publishing & Media Co. Ltd. Class A	211,100	235
	Suofeiya Home Collection Co. Ltd. Class A	174,977	224
	Zhejiang Supor Co. Ltd. Class A	34,500	223
	Guangdong South New Media Co. Ltd. Class A	40,700	213
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	305,500	207
	Sinoma International Engineering Co. Class A	172,600	204
	Shanghai Bailian Group Co. Ltd. Class A	168,900	202
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	153,700	200
	Shanghai Tunnel Engineering Co. Ltd. Class A	238,100	199
	CSG Holding Co. Ltd. Class B	1,022,698	193
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	284,700	189
	Luolai Lifestyle Technology Co. Ltd. Class A	111,800	185
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	461,600	182

		Shares	Market Value ($000)
	Eastroc Beverage Group Co. Ltd. Class A	8,970	181
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	118,860	179
	Hefei Meiya Optoelectronic Technology Inc. Class A	75,700	177
	Sichuan Teway Food Group Co. Ltd. Class A	78,300	176
	Shanghai M&G Stationery Inc. Class A	50,600	176
	Anhui Yingjiagongjiu Co. Ltd. Class A	27,715	160
	Livzon Pharmaceutical Group Inc. Class A	34,300	158
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	217,860	158
	Shandong Pharmaceutical Glass Co. Ltd. Class A	53,600	158
	Toly Bread Co. Ltd. Class A	245,300	157
	Jiangsu Xukuang Energy Co. Ltd. Class A	240,200	156
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	107,100	154
[1]	BBMG Corp. Class H	1,985,002	150
	China Railway Hi-tech Industry Co. Ltd. Class A	132,900	144
	Jafron Biomedical Co. Ltd. Class A	48,500	134
	Luenmei Quantum Co. Ltd. Class A	150,200	130
	Jiangsu Expressway Co. Ltd. Class A	62,100	112
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	61,500	111
	Shenzhen Aisidi Co. Ltd. Class A	70,700	105
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	78,900	102
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	90,800	95
	Anhui Xinhua Media Co. Ltd. Class A	112,400	93
	Xinyi Solar Holdings Ltd.	316,000	89
	Autobio Diagnostics Co. Ltd. Class A	17,600	86
	China World Trade Center Co. Ltd. Class A	29,700	85
	Shenzhen Expressway Corp. Ltd. Class A	59,600	77
	Chongqing Water Group Co. Ltd. Class A	103,000	64
[2]	China Feihe Ltd.	134,000	56
	Opple Lighting Co. Ltd. Class A	19,600	50
	Dongguan Development Holdings Co. Ltd. Class A	31,800	48
*	SAIC Motor Corp. Ltd. Class A	27,400	46
*	China Traditional Chinese Medicine Holdings Co. Ltd.	220,000	40
			1,276,795
Colombia (0.1%)
	Grupo Cibest SA	398,890	11,306
	Grupo Cibest SA ADR	55,855	5,168
	Interconexion Electrica SA ESP	511,912	4,851
	Ecopetrol SA	3,983,355	3,377
	Cementos Argos SA	746,450	2,607
	Ecopetrol SA ADR	35,491	595
			27,904
Czech Republic (0.1%)
	CEZ A/S	167,649	10,800
	Komercni banka A/S	68,652	3,438
[2]	Moneta Money Bank A/S	252,252	2,310
	Colt CZ Group SE	20,237	876
			17,424
Denmark (1.2%)
	Novo Nordisk A/S Class B	3,647,474	172,531
	Danske Bank A/S	716,523	41,236
	Carlsberg A/S Class B	107,503	15,830
	Pandora A/S	87,171	10,916
	Coloplast A/S Class B	161,555	10,684
	Tryg A/S	338,587	8,057
	H Lundbeck A/S	328,654	2,103
			261,357
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	2,956,167	8,191
Finland (0.9%)
	Nordea Bank Abp (XHEL)	3,683,252	74,340
	Sampo OYJ Class A (XHEL)	2,826,491	31,294
	Kone OYJ Class B	316,146	18,241
	UPM-Kymmene OYJ	597,214	16,248
	Metso OYJ	793,339	14,850
	Orion OYJ Class B	123,562	11,551
	Fortum OYJ	491,992	11,185
	Stora Enso OYJ Class R	695,342	7,996

		Shares	Market Value ($000)
	Kesko OYJ Class B	314,175	7,828
	Elisa OYJ	168,013	6,776
	Valmet OYJ	98,880	2,981
			203,290
France (5.4%)
	TotalEnergies SE (TQEX)	2,207,677	194,630
	BNP Paribas SA	1,119,905	142,305
	Sanofi SA	1,236,844	106,507
	AXA SA	1,861,700	96,491
	Vinci SA	558,762	78,893
	Societe Generale SA	771,744	72,541
	Danone SA	723,708	56,294
	Cie de Saint-Gobain SA	516,701	48,563
	Orange SA	2,439,965	46,607
	Engie SA (XPAR)	1,010,031	31,484
	Cie Generale des Etablissements Michelin SCA	739,090	29,874
	Publicis Groupe SA	266,774	28,473
	Veolia Environnement SA	705,201	28,062
	Credit Agricole SA	1,053,306	23,537
*	Engie SA Loyalty Shares	723,514	22,553
	Capgemini SE	177,635	21,114
	Pernod Ricard SA	218,533	17,031
	Accor SA	250,477	13,026
	Bureau Veritas SA	400,174	12,802
	Bouygues SA	217,288	12,240
	Carrefour SA	662,927	12,166
	Eiffage SA	83,727	11,900
	Rexel SA	254,770	10,572
*	Engie SA	313,644	9,777
	Edenred SE	259,016	8,528
	SCOR SE	197,001	7,794
[2]	Amundi SA	69,856	7,633
	Getlink SE	337,762	7,205
	Renault SA	212,822	6,720
[1]	Aeroports de Paris SA	46,180	6,401
[2]	Ayvens SA	415,417	5,599
	Sodexo SA (XPAR)	63,427	4,171
[1]	FDJ UNITED	135,421	3,426
*	Sodexo Inc. (Prime Fidelite 2026)	26,287	1,728
*	Engie SA (FCHI)	52,246	1,629
*	Sodexo Prime De Fidelite 2027	3,088	203
			1,188,479
Germany (4.3%)
	Allianz SE (Registered)	437,655	217,997
	Deutsche Telekom AG (Registered)	3,957,753	122,140
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	143,740	86,345
	Deutsche Bank AG (Registered)	1,985,862	73,092
	Deutsche Post AG	1,062,651	70,987
	BASF SE	979,495	56,863
	E.ON SE	2,561,606	55,185
	Mercedes-Benz Group AG	911,279	49,272
	Daimler Truck Holding AG	580,676	32,843
[1]	Commerzbank AG	749,741	32,699
	Bayerische Motoren Werke AG (XETR)	317,580	21,768
	Hannover Rueck SE	65,410	18,854
	Vonovia SE	689,527	16,728
	Fresenius Medical Care AG	237,489	12,188
	Continental AG	130,184	10,827
	Brenntag SE	138,999	9,802
	Talanx AG	72,806	9,677
	Henkel AG & Co. KGaA (XTER)	111,902	9,169
	Deutsche Lufthansa AG (Registered)	719,873	7,554
	Volkswagen AG	84,441	7,414
	Evonik Industries AG	293,738	5,942
	LEG Immobilien SE (XETR)	66,731	4,006
[1]	Traton SE	82,183	3,864
[2]	DWS Group GmbH & Co. KGaA	40,827	3,444
	Schaeffler AG	238,877	1,969
	Deutsche Wohnen SE	86,600	1,849

		Shares	Market Value ($000)
	FUCHS SE	28,321	1,131
	RTL Group SA	29,356	1,099
			944,708
Greece (0.4%)
	National Bank of Greece SA	955,783	17,884
	Eurobank SA	2,792,654	14,431
	Alpha Bank SA	1,838,757	9,118
	Public Power Corp. SA	344,862	8,886
	Bank of Cyprus Holdings plc	429,604	5,097
	Motor Oil Hellas Corinth Refineries SA	70,583	4,146
	Hellenic Telecommunications Organization SA	174,434	4,026
	JUMBO SA	133,153	3,721
	Allwyn AG	200,092	3,093
	Optima bank SA	200,655	2,431
	HELLENiQ ENERGY Holdings SA	92,714	1,387
	Holding Co. ADMIE IPTO SA	197,913	1,028
	Athens International Airport SA	77,302	942
	Aegean Airlines SA	48,102	677
*	Athens Water Supply & Sewage Co. SA	39,474	519
	Autohellas Tourist & Trading SA	26,385	354
	ElvalHalcor SA	77,294	336
	Piraeus Port Authority SA	6,238	318
	Quest Holdings SA	18,724	155
			78,549
Hong Kong (1.7%)
	Hong Kong Exchanges & Clearing Ltd.	1,368,700	71,313
	CK Hutchison Holdings Ltd.	3,078,504	28,843
	BOC Hong Kong Holdings Ltd.	4,101,500	27,275
	Lenovo Group Ltd.	8,647,349	26,445
	Sun Hung Kai Properties Ltd.	1,454,631	22,830
	CLP Holdings Ltd.	1,817,000	18,065
	Jardine Matheson Holdings Ltd.	212,114	14,088
	CK Asset Holdings Ltd.	2,098,976	12,785
	Power Assets Holdings Ltd.	1,570,099	11,820
	Hong Kong & China Gas Co. Ltd.	12,264,665	10,980
	Galaxy Entertainment Group Ltd.	2,492,960	10,872
[2]	WH Group Ltd.	9,044,599	9,732
	Hongkong Land Holdings Ltd.	1,118,195	9,067
	MTR Corp. Ltd.	1,851,237	7,811
	SITC International Holdings Co. Ltd.	1,499,000	7,558
	Swire Pacific Ltd. Class A	536,288	6,811
	Wharf Real Estate Investment Co. Ltd.	1,885,936	6,378
	Sino Land Co. Ltd.	4,394,780	5,986
	CK Infrastructure Holdings Ltd.	723,834	5,774
	Henderson Land Development Co. Ltd.	1,588,784	5,760
	Shenzhou International Group Holdings Ltd.	984,848	5,597
	Sands China Ltd.	2,393,454	4,488
	Swire Properties Ltd.	1,176,279	3,582
	PRADA SpA	617,359	3,391
	PCCW Ltd.	4,479,793	3,358
	Cathay Pacific Airways Ltd.	1,683,000	3,131
	Orient Overseas International Ltd.	156,738	3,065
[1]	Chow Tai Fook Jewellery Group Ltd.	1,930,933	3,041
[2]	Samsonite Group SA	1,639,043	2,950
[2]	BOC Aviation Ltd.	246,635	2,431
[1]	Xinyi Glass Holdings Ltd.	1,894,000	2,249
	Bank of East Asia Ltd.	1,012,380	2,151
	First Pacific Co. Ltd.	2,773,302	1,980
	Hang Lung Properties Ltd.	2,087,603	1,940
	Hang Lung Group Ltd.	996,000	1,753
	Kerry Properties Ltd.	682,892	1,704
	Yue Yuen Industrial Holdings Ltd.	889,795	1,610
	MGM China Holdings Ltd.	975,892	1,413
	CTF Services Ltd.	1,235,522	1,292
	DFI Retail Group Holdings Ltd. (Registered)	317,800	1,256
	Wynn Macau Ltd.	1,676,800	1,216
	Hysan Development Co. Ltd.	502,000	1,194
	VTech Holdings Ltd.	167,500	1,104
	Johnson Electric Holdings Ltd.	417,393	990

		Shares	Market Value ($000)
[1,2]	Budweiser Brewing Co. APAC Ltd.	1,019,885	854
*	United Energy Group Ltd.	17,456,360	805
	Shangri-La Asia Ltd.	1,478,000	779
	Dah Sing Banking Group Ltd.	402,400	773
	NagaCorp Ltd.	1,332,000	589
	Swire Pacific Ltd. Class B	125,798	240
	KLN Logistics Group Ltd.	306,235	234
	Man Wah Holdings Ltd.	3,600	1
			381,354
Hungary (0.3%)
	OTP Bank Nyrt	261,238	38,700
*	MOL Hungarian Oil & Gas plc	516,866	7,400
	Richter Gedeon Nyrt	158,040	5,889
	Magyar Telekom Telecommunications plc	302,465	2,622
			54,611
Iceland (0.0%)
	Islandsbanki HF	2,017,232	2,393
[2]	Arion Banki HF	1,412,417	2,223
			4,616
India (1.3%)
	Infosys Ltd.	3,869,856	45,970
	Tata Consultancy Services Ltd.	1,146,125	28,435
	NTPC Ltd.	5,346,667	19,444
	HCL Technologies Ltd.	1,162,401	16,437
	Power Grid Corp. of India Ltd.	5,096,067	15,170
	Tech Mahindra Ltd.	731,833	12,707
	Coal India Ltd.	2,717,920	11,800
	Oil & Natural Gas Corp. Ltd.	4,452,134	11,342
	ITC Ltd.	3,503,064	10,313
	Bajaj Auto Ltd.	75,911	9,163
	Hero MotoCorp Ltd.	130,753	7,381
	Bharat Petroleum Corp. Ltd. (XNSE)	2,200,358	7,354
	Power Finance Corp. Ltd.	1,648,193	7,326
	Indian Oil Corp. Ltd.	4,372,841	6,410
	GAIL India Ltd.	3,192,212	6,065
	Wipro Ltd.	3,057,685	5,898
	REC Ltd.	1,485,102	5,802
	Hindustan Petroleum Corp. Ltd.	1,130,825	4,602
	Vedanta Ltd.	1,430,689	3,972
	National Aluminium Co. Ltd.	1,048,282	3,857
	Mphasis Ltd.	155,747	3,833
	NMDC Ltd.	4,195,612	3,742
	Union Bank of India Ltd.	1,789,225	3,210
	Hindustan Zinc Ltd.	560,419	3,175
	Bank of Baroda	1,231,338	3,130
	Oracle Financial Services Software Ltd.	26,567	3,115
	Oil India Ltd.	626,997	3,021
	Petronet LNG Ltd.	871,199	2,562
[2]	Nippon Life India Asset Management Ltd.	202,691	2,466
[2]	Indian Railway Finance Corp. Ltd.	2,559,421	2,390
	Canara Bank	1,815,169	2,376
[2]	General Insurance Corp. of India	441,618	1,651
	Indraprastha Gas Ltd.	890,578	1,418
	Castrol India Ltd.	493,989	959
	SJVN Ltd.	968,934	696
	Sun TV Network Ltd.	114,565	611
[2]	New India Assurance Co. Ltd.	301,892	549
			278,352
Indonesia (0.3%)
	Bank Central Asia Tbk PT	53,228,269	18,655
	Bank Rakyat Indonesia Persero Tbk PT	83,585,734	14,057
	Bank Mandiri Persero Tbk PT	49,341,866	11,480
	Telkom Indonesia Persero Tbk PT	53,721,153	7,843
	Astra International Tbk PT	17,021,624	4,835
	Bank Negara Indonesia Persero Tbk PT	14,358,709	2,812
	Indofood Sukses Makmur Tbk PT	4,049,971	1,568
	Alamtri Resources Indonesia Tbk PT	7,764,727	1,062
	United Tractors Tbk PT	764,387	1,020

		Shares	Market Value ($000)
	Perusahaan Gas Negara Persero Tbk PT	11,390,566	949
	Bukit Asam Persero Tbk PT	5,197,299	671
	Indosat Tbk PT	6,001,365	632
	Unilever Indonesia Tbk PT	6,156,578	600
	Sarana Menara Nusantara Tbk PT	21,309,282	477
	Dayamitra Telekomunikasi PT	17,901,689	460
	Indofood CBP Sukses Makmur Tbk PT	861,464	334
	Semen Indonesia Persero Tbk PT	4,111,465	334
	Avia Avian Tbk PT	10,904,639	197
	Indocement Tunggal Prakarsa Tbk PT	180,100	47
			68,033
Ireland (0.2%)
	AIB Group plc	2,408,106	28,641
	Bank of Ireland Group plc	1,077,402	22,625
			51,266
Israel (0.7%)
	Bank Leumi Le-Israel BM	1,703,819	40,258
	Bank Hapoalim BM	1,507,906	36,609
	Phoenix Financial Ltd.	261,773	14,677
	Israel Discount Bank Ltd. Class A	1,301,465	13,583
	Mizrahi Tefahot Bank Ltd.	177,950	13,243
	Bezeq The Israeli Telecommunication Corp. Ltd.	3,247,892	7,782
	Harel Insurance Investments & Financial Services Ltd.	135,211	7,751
	First International Bank of Israel Ltd.	62,207	4,804
	ICL Group Ltd.	866,692	4,429
	Delek Group Ltd.	94,863	2,504
	Amot Investments Ltd.	319,300	1,940
	FIBI Holdings Ltd.	18,605	1,826
	El Al Israel Airlines	387,044	1,719
	Matrix IT Ltd.	59,643	1,690
	Kenon Holdings Ltd.	22,081	1,506
	Gav-Yam Lands Corp. Ltd.	83,660	1,072
*	Delek Yizum Nechasim Ltd.	14,317	316
			155,709
Italy (3.4%)
	UniCredit SpA	1,730,556	163,212
	Intesa Sanpaolo SpA	17,491,078	132,220
	Enel SpA	8,643,218	97,611
	Eni SpA	2,080,618	57,876
	Generali	1,096,481	55,569
	Banco BPM SpA	1,677,602	30,630
	Banca Monte dei Paschi di Siena SpA	2,246,455	30,088
	BPER Banca SpA	1,723,695	28,009
	FinecoBank Banca Fineco SpA	708,021	19,398
	Terna - Rete Elettrica Nazionale	1,582,287	18,139
	Snam SpA	2,361,885	16,015
	Poste Italiane SpA	525,818	15,907
	Unipol Assicurazioni SpA	434,183	13,585
*	Stellantis NV	1,971,111	11,349
	Tenaris SA	368,433	10,570
	Recordati Industria Chimica e Farmaceutica SpA	125,496	7,476
	Italgas SpA	696,028	7,178
	Banca Mediolanum SpA	245,033	6,566
	A2A SpA	1,801,982	4,707
[2]	Pirelli & C SpA	536,902	4,090
	Hera SpA	903,768	3,945
	Mediobanca Banca di Credito Finanziario SpA	97,469	3,143
[1,2]	Nexi SpA	575,550	2,821
[2]	Infrastrutture Wireless Italiane SpA	172,621	1,281
			741,385
Japan (11.9%)
	Mitsubishi UFJ Financial Group Inc.	12,451,932	278,133
	Toyota Motor Corp.	12,292,487	232,631
	Sumitomo Mitsui Financial Group Inc.	4,140,036	177,893
	Mizuho Financial Group Inc.	2,699,596	139,958
	Tokio Marine Holdings Inc.	2,141,503	109,145
	Takeda Pharmaceutical Co. Ltd.	1,814,459	62,301
	KDDI Corp.	3,272,587	60,293

	Shares	Market Value ($000)
Japan Tobacco Inc.	1,252,400	55,841
ORIX Corp.	1,265,011	51,055
Sumitomo Corp.	4,672,416	48,499
Daiichi Life Group Inc.	3,931,800	47,407
Softbank Corp.	31,614,320	44,373
Komatsu Ltd.	1,018,184	44,179
Honda Motor Co. Ltd.	4,331,888	43,664
Sompo Holdings Inc.	979,755	43,498
MS&AD Insurance Group Holdings Inc.	1,375,416	42,340
Japan Post Bank Co. Ltd.	2,034,611	39,339
Daiichi Sankyo Co. Ltd.	2,045,923	33,065
Nomura Holdings Inc.	3,292,129	31,850
Bridgestone Corp.	1,241,829	30,667
NTT Inc.	31,492,303	30,186
Sumitomo Mitsui Trust Group Inc.	2,909,728	29,920
Astellas Pharma Inc.	2,052,400	28,189
Japan Post Holdings Co. Ltd.	1,884,545	27,881
Canon Inc.	947,941	26,386
Denso Corp.	2,001,640	24,578
Nippon Steel Corp.	5,839,030	23,787
ENEOS Holdings Inc.	2,805,337	23,168
Inpex Corp.	984,900	22,701
Daiwa House Industry Co. Ltd.	669,693	19,667
Nippon Yusen KK	453,421	17,410
Asahi Group Holdings Ltd.	1,662,078	17,346
Kansai Electric Power Co. Inc.	1,139,200	17,253
Daiwa Securities Group Inc.	1,526,462	17,076
Kirin Holdings Co. Ltd.	915,709	16,940
T&D Holdings Inc.	519,720	16,379
Asahi Kasei Corp.	1,448,163	15,459
Sekisui House Ltd.	697,012	15,259
Chubu Electric Power Co. Inc.	837,400	14,500
Yokohama Financial Group Inc.	1,180,200	13,434
Mitsui OSK Lines Ltd.	355,010	13,115
Niterra Co. Ltd.	218,868	12,782
Chiba Bank Ltd.	727,700	11,829
Subaru Corp.	685,031	11,661
Mitsubishi Chemical Group Corp.	1,577,803	11,611
Shizuoka Financial Group Inc.	509,300	10,046
SBI Holdings Inc.	521,951	9,854
Mebuki Financial Group Inc.	1,031,600	9,559
Fukuoka Financial Group Inc.	205,960	9,414
Isuzu Motors Ltd.	597,625	8,916
Mitsubishi HC Capital Inc. (XTKS)	946,820	8,718
Yamaha Motor Co. Ltd.	1,028,343	8,602
AGC Inc.	225,956	8,521
Nippon Express Holdings Inc.	251,100	8,287
Eisai Co. Ltd.	266,496	8,012
Aisin Corp.	579,766	7,993
Kawasaki Kisen Kaisha Ltd.	425,000	7,573
Hachijuni Nagano Bank Ltd.	484,030	7,521
Sekisui Chemical Co. Ltd.	433,878	7,221
Sojitz Corp.	210,300	7,026
Yokohama Rubber Co. Ltd.	147,040	6,985
Daito Trust Construction Co. Ltd.	327,625	6,916
Japan Post Insurance Co. Ltd.	613,900	6,760
Idemitsu Kosan Co. Ltd.	821,874	6,728
Nissan Chemical Corp.	143,700	6,680
Ono Pharmaceutical Co. Ltd.	445,515	6,658
Brother Industries Ltd.	260,600	6,490
Ricoh Co. Ltd.	628,860	6,171
Gunma Bank Ltd.	391,300	6,149
JFE Holdings Inc.	531,577	6,031
Seiko Epson Corp.	329,252	6,031
Amada Co. Ltd.	345,669	5,930
Trend Micro Inc.	144,808	5,835
Kobe Steel Ltd.	450,092	5,826
Sumitomo Chemical Co. Ltd.	1,795,920	5,811
Tokyu Fudosan Holdings Corp.	681,300	5,663
Kyushu Electric Power Co. Inc.	496,592	5,502

		Shares	Market Value ($000)
	Hulic Co. Ltd.	498,686	5,483
	Tosoh Corp.	325,649	5,477
	Otsuka Corp.	259,100	5,346
	Mitsui Chemicals Inc.	394,467	5,186
	THK Co. Ltd.	124,748	5,133
	Sumitomo Forestry Co. Ltd.	599,172	5,054
	Oji Holdings Corp.	911,690	5,013
	Mazda Motor Corp.	680,357	4,960
	77 Bank Ltd.	225,000	4,875
	Hitachi Construction Machinery Co. Ltd.	143,010	4,767
	Sanwa Holdings Corp.	221,302	4,744
	Tokyo Tatemono Co. Ltd.	221,800	4,680
	Haseko Corp.	259,838	4,521
	Electric Power Development Co. Ltd. Class C	185,500	4,388
	Odakyu Electric Railway Co. Ltd.	396,400	4,387
	Tohoku Electric Power Co. Inc.	580,180	4,263
	Hirogin Holdings Inc.	303,500	4,154
	Credit Saison Co. Ltd.	139,700	3,957
	Kuraray Co. Ltd.	341,216	3,914
	Toyo Tire Corp.	144,786	3,840
	NHK Spring Co. Ltd.	171,076	3,793
	Kyushu Railway Co.	167,500	3,780
	Yamaguchi Financial Group Inc.	204,178	3,775
	NSK Ltd.	528,947	3,768
	JTEKT Corp.	270,234	3,700
	Toyoda Gosei Co. Ltd.	106,869	3,689
	Chugin Financial Group Inc.	178,396	3,676
	DMG Mori Co. Ltd.	158,228	3,620
	ZOZO Inc.	493,974	3,562
	Nomura Real Estate Holdings Inc.	607,800	3,493
	Air Water Inc.	216,196	3,391
	SG Holdings Co. Ltd.	340,643	3,389
	Nisshin Seifun Group Inc.	264,400	3,347
	EXEO Group Inc.	204,900	3,346
	Toyo Seikan Group Holdings Ltd.	130,323	3,311
	Yamato Kogyo Co. Ltd.	39,200	3,300
	Cosmo Energy Holdings Co. Ltd.	132,380	3,294
	Kamigumi Co. Ltd.	101,100	3,283
	INFRONEER Holdings Inc.	201,800	3,265
	Persol Holdings Co. Ltd.	1,952,459	3,242
	Kansai Paint Co. Ltd.	182,000	3,222
	Kakaku.com Inc.	137,907	3,203
	Macnica Holdings Inc.	155,989	3,158
	Zenkoku Hosho Co. Ltd.	156,000	3,064
	Japan Airlines Co. Ltd.	165,555	3,054
	Sumitomo Rubber Industries Ltd.	212,894	3,012
	Marui Group Co. Ltd.	156,415	2,914
	Alps Alpine Co. Ltd.	206,638	2,831
	Alfresa Holdings Corp.	191,000	2,770
	Sankyu Inc.	46,700	2,762
	Yamada Holdings Co. Ltd.	609,200	2,721
	Sankyo Co. Ltd.	230,500	2,675
	Nagase & Co. Ltd.	375,400	2,648
	Iida Group Holdings Co. Ltd.	184,070	2,635
	DIC Corp.	95,600	2,629
	Casio Computer Co. Ltd.	236,653	2,600
	Tokyo Century Corp.	155,491	2,541
	Daicel Corp.	277,343	2,502
	Zeon Corp.	176,810	2,479
	Lixil Corp.	227,834	2,474
	Maruichi Steel Tube Ltd.	211,754	2,365
	Taiyo Holdings Co. Ltd.	79,900	2,357
	Nippon Electric Glass Co. Ltd.	71,320	2,349
	Aozora Bank Ltd.	121,115	2,298
[1]	Mitsubishi Motors Corp.	1,002,393	2,295
	UBE Corp.	115,866	2,295
	Stanley Electric Co. Ltd.	104,599	2,279
	Teijin Ltd.	218,700	2,229
	Chugoku Electric Power Co. Inc.	364,600	2,137
	Canon Marketing Japan Inc.	92,900	2,088

		Shares	Market Value ($000)
	Mabuchi Motor Co. Ltd.	200,700	2,079
	Nippon Shokubai Co. Ltd.	149,400	2,010
	Nippon Kayaku Co. Ltd.	166,000	1,995
	Sundrug Co. Ltd.	82,100	1,952
	Seino Holdings Co. Ltd.	117,900	1,947
	Toda Corp.	209,400	1,944
	Kokuyo Co. Ltd.	338,600	1,928
	Tsumura & Co.	79,000	1,891
	Park24 Co. Ltd.	147,100	1,821
	K's Holdings Corp.	146,500	1,735
	Kaneka Corp.	47,590	1,693
	NOK Corp.	89,614	1,693
	Shikoku Electric Power Co. Inc.	158,835	1,648
	Fuyo General Lease Co. Ltd.	57,900	1,644
	Sotetsu Holdings Inc.	92,019	1,520
	SHO-BOND Holdings Co. Ltd.	171,800	1,422
	Acom Co. Ltd.	464,032	1,381
	Seven Bank Ltd.	628,600	1,255
	AEON Financial Service Co. Ltd.	122,300	1,202
	Amano Corp.	48,545	1,176
	Pola Orbis Holdings Inc.	116,210	978
	Toyota Boshoku Corp.	67,000	935
			2,606,678
Kuwait (0.2%)
	National Bank of Kuwait SAKP	8,890,601	24,678
	Mobile Telecommunications Co. KSCP	2,649,672	5,118
	Gulf Bank KSCP	2,614,945	2,974
	Burgan Bank SAK	1,053,117	640
			33,410
Malaysia (0.6%)
	Malayan Banking Bhd.	8,688,967	23,165
	Public Bank Bhd.	16,804,661	21,245
	Tenaga Nasional Bhd.	5,303,357	18,946
	CIMB Group Holdings Bhd.	9,644,054	18,624
	AMMB Holdings Bhd.	3,190,604	5,284
	RHB Bank Bhd.	2,417,763	5,057
	Petronas Gas Bhd.	1,089,732	4,677
	MISC Bhd.	2,158,444	4,219
	YTL Power International Bhd.	3,286,716	3,358
	Hong Leong Bank Bhd.	619,600	3,343
	CelcomDigi Bhd.	4,567,838	3,333
	Kuala Lumpur Kepong Bhd.	584,200	3,008
	Maxis Bhd.	3,319,192	3,006
	Axiata Group Bhd.	5,720,867	2,780
	Telekom Malaysia Bhd.	1,413,000	2,679
	Sime Darby Bhd.	4,896,501	2,586
	YTL Corp. Bhd.	4,953,057	2,346
	IJM Corp. Bhd.	3,980,700	2,339
	Petronas Dagangan Bhd.	410,300	1,959
[2]	MR DIY Group M Bhd.	4,342,600	1,678
	Alliance Bank Malaysia Bhd.	1,063,347	1,239
	PPB Group Bhd.	514,800	1,183
	Genting Malaysia Bhd.	1,814,000	776
	Genting Bhd.	512,881	266
			137,096
Mexico (1.0%)
	Grupo Mexico SAB de CV Series B	3,255,020	39,039
	Grupo Financiero Banorte SAB de CV Class O	3,319,400	38,442
	Fomento Economico Mexicano SAB de CV	1,964,961	25,124
	America Movil SAB de CV Series B	17,503,456	22,304
	Wal-Mart de Mexico SAB de CV	5,772,335	16,748
	Arca Continental SAB de CV	1,028,000	11,780
	Grupo Aeroportuario del Pacifico SAB de CV Class B	473,465	10,293
	Coca-Cola Femsa SAB de CV	556,359	6,015
	Grupo Financiero Inbursa SAB de CV Class O	2,026,600	5,206
	Grupo Aeroportuario del Sureste SAB de CV Class B	157,011	4,348
	Grupo Aeroportuario del Centro Norte SAB de CV	317,200	4,237
	Kimberly-Clark de Mexico SAB de CV Class A	1,815,269	4,213
	Corp. Inmobiliaria Vesta SAB de CV	979,700	3,397

		Shares	Market Value ($000)
	Promotora y Operadora de Infraestructura SAB de CV	207,850	3,282
	Megacable Holdings SAB de CV	925,900	3,156
	Gentera SAB de CV	1,291,900	2,995
[2]	Banco del Bajio SA	891,727	2,971
	Regional SAB de CV	287,400	2,360
	Qualitas Controladora SAB de CV	216,900	1,983
	El Puerto de Liverpool SAB de CV Class C1	188,616	1,133
	Becle SAB de CV	549,554	494
			209,520
Netherlands (1.6%)
	ING Groep NV	3,296,772	115,854
	Koninklijke Ahold Delhaize NV	1,025,394	40,560
	ABN AMRO Bank NV	683,832	30,935
	NN Group NV	299,603	28,241
	DSM-Firmenich AG	214,849	23,162
	Wolters Kluwer NV	267,910	21,033
	Koninklijke KPN NV	4,419,097	20,866
	Universal Music Group NV	1,174,830	19,384
	ASR Nederland NV	179,968	14,714
	Aegon Ltd.	1,478,011	14,046
	Akzo Nobel NV	199,324	13,961
	Randstad NV	134,285	5,677
[2]	CVC Capital Partners plc	246,412	4,137
[2]	CTP NV	147,185	2,660
			355,230
New Zealand (0.1%)
	Contact Energy Ltd.	1,055,629	5,645
	Meridian Energy Ltd.	1,562,168	5,239
	EBOS Group Ltd.	239,986	3,111
	Mercury NZ Ltd.	785,997	3,102
	Spark New Zealand Ltd.	1,918,834	2,169
			19,266
Norway (0.7%)
	Equinor ASA	833,072	34,198
	DNB Bank ASA	933,181	30,047
	Norsk Hydro ASA	1,496,059	13,800
	Aker BP ASA	354,857	12,652
	Mowi ASA	505,757	10,831
	Telenor ASA	721,370	10,197
	Yara International ASA	191,440	9,031
	Orkla ASA	745,601	8,282
	Gjensidige Forsikring ASA	205,425	6,128
	Var Energi ASA	1,050,148	5,276
	Salmar ASA	80,260	4,376
	Aker ASA Class A	20,978	2,822
			147,640
Philippines (0.2%)
	International Container Terminal Services Inc.	1,239,480	19,464
	Bdo Unibank Inc.	2,699,893	5,473
	Bank of the Philippine Islands	2,224,305	3,716
	Metropolitan Bank & Trust Co.	2,291,814	2,454
	PLDT Inc.	114,422	2,275
	Ayala Land Inc.	7,401,139	2,039
	Manila Electric Co.	254,164	1,995
	Universal Robina Corp.	1,050,910	1,014
	Aboitiz Power Corp.	1,451,500	1,014
	Globe Telecom Inc.	29,961	886
	Puregold Price Club Inc.	1,055,929	708
	LT Group Inc.	2,500,603	598
[2]	Monde Nissin Corp.	5,286,419	597
	DMCI Holdings Inc.	4,346,166	518
	Megaworld Corp.	10,595,000	383
	Semirara Mining & Power Corp.	638,762	213
*,3	Metro Pacific Investments Corp.	60	2
			43,349
Poland (0.5%)
	Powszechna Kasa Oszczednosci Bank Polski SA	986,146	29,538
	ORLEN SA	670,109	26,591

		Shares	Market Value ($000)
	Bank Polska Kasa Opieki SA	206,565	13,616
	Powszechny Zaklad Ubezpieczen SA	665,292	12,669
	Erste Bank Polska SA	48,621	9,586
	LPP SA	1,422	8,271
			100,271
Portugal (0.2%)
	EDP SA	3,408,252	17,550
	Banco Comercial Portugues SA Class R	10,083,035	12,424
	Galp Energia SGPS SA	460,984	10,469
	Jeronimo Martins SGPS SA	315,973	6,337
			46,780
Qatar (0.3%)
	Qatar National Bank QPSC	4,938,792	22,498
	Qatar Islamic Bank QPSC	2,039,744	12,181
	Industries Qatar QSC	2,206,731	6,403
	Commercial Bank PSQC	3,802,028	4,295
	Ooredoo QPSC	1,137,914	3,908
	Al Rayan Bank	6,493,750	3,548
	Qatar Gas Transport Co. Ltd.	3,059,181	3,477
	Qatar International Islamic Bank QSC	1,001,932	2,981
	Qatar Fuel QSC	617,637	2,356
	Mesaieed Petrochemical Holding Co.	7,354,758	2,211
	Nebras Energy	517,236	2,099
	Dukhan Bank	2,342,141	2,090
	Barwa Real Estate Co.	3,179,713	2,036
	Vodafone Qatar PQSC	2,260,070	1,606
	Qatar Aluminum Manufacturing Co.	3,427,990	1,337
			73,026
Romania (0.1%)
	Banca Transilvania SA	1,184,772	9,613
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	99,304	4,371
	Societatea Nationala Nuclearelectrica SA	61,280	869
	One United Properties SA	33,821	256
			15,109
Russia (0.0%)
*,3	Severstal PAO GDR (Registered)	34,635	—
*,3	VTB Bank PJSC GDR (Registered)	802,016	—
*,3	RusHydro PJSC	1,298,798	—
*,3	PhosAgro PJSC	91	—
*,3	PhosAgro PJSC GDR (Registered)	14,173	—
			—
Saudi Arabia (1.3%)
	Al Rajhi Bank	3,320,301	55,412
[2]	Saudi Arabian Oil Co.	6,710,529	47,344
	Saudi National Bank	3,301,092	34,544
	Saudi Telecom Co.	2,122,836	24,406
	Saudi Basic Industries Corp.	1,052,475	13,937
	Riyad Bank	2,212,881	12,002
	Alinma Bank	1,640,738	10,223
	Saudi Awwal Bank	1,120,433	10,124
	SABIC Agri-Nutrients Co.	268,951	8,829
	Banque Saudi Fransi	1,355,539	7,149
	Etihad Etisalat Co.	424,233	7,030
	Arab National Bank	999,191	5,782
	Bank AlBilad	814,336	5,340
	Saudi Energy Co.	891,877	4,036
	Bupa Arabia for Cooperative Insurance Co.	85,377	3,577
	Jarir Marketing Co.	678,221	3,011
	Saudi Investment Bank	696,523	2,580
	Yanbu National Petrochemical Co.	312,861	2,560
	Bank Al-Jazira	755,248	2,448
	SAL Saudi Logistics Services	45,036	2,079
	Saudi Aramco Base Oil Co.	59,153	1,996
	Riyadh Cables Group Co.	74,503	1,983
	Mouwasat Medical Services Co.	108,474	1,801
	Ades Holding Co.	365,766	1,624
	Arabian Internet & Communications Services Co.	28,103	1,612
	Mobile Telecommunications Co. Saudi Arabia	564,422	1,557

		Shares	Market Value ($000)
	Sahara International Petrochemical Co.	408,529	1,387
[2]	Arabian Centres Co. Ltd.	271,859	1,130
	Jamjoom Pharmaceuticals Factory Co.	30,928	1,126
	Saudi Industrial Investment Group	310,420	989
	Saudi Airlines Catering Co.	51,959	966
	Saudia Dairy & Foodstuff Co.	17,114	928
	United Electronics Co.	47,195	833
	Saudi Ground Services Co.	110,545	797
*	Arabian Drilling Co.	26,289	565
	Nahdi Medical Co.	20,674	524
			282,231
Singapore (1.7%)
	DBS Group Holdings Ltd.	2,316,662	133,664
	Oversea-Chinese Banking Corp. Ltd.	3,680,700	83,601
	United Overseas Bank Ltd.	1,385,345	46,851
	Singapore Telecommunications Ltd.	8,498,486	29,404
	Singapore Exchange Ltd.	924,532	17,625
	Keppel Ltd.	1,623,312	14,498
	Singapore Airlines Ltd.	1,761,400	10,566
	Wilmar International Ltd.	2,075,721	6,348
	CapitaLand Investment Ltd.	2,827,400	5,859
[1]	Sembcorp Industries Ltd.	1,034,600	4,450
	Venture Corp. Ltd.	326,958	4,074
	Thai Beverage PCL	8,604,087	3,091
	NetLink NBN Trust	3,416,100	2,688
[1]	Genting Singapore Ltd.	5,237,033	2,592
	ComfortDelGro Corp. Ltd.	1,927,494	2,015
	Jardine Cycle & Carriage Ltd.	64,600	1,480
	Hutchison Port Holdings Trust	5,921,900	1,144
	SIA Engineering Co. Ltd.	234,100	566
	StarHub Ltd.	660,700	566
			371,082
South Africa (1.2%)
	Anglogold Ashanti plc	562,273	42,521
	FirstRand Ltd.	6,083,460	36,383
	Gold Fields Ltd.	1,034,820	33,417
	Standard Bank Group Ltd.	1,482,663	29,523
	Valterra Platinum Ltd.	286,419	21,447
	Absa Group Ltd.	889,944	12,266
	Bid Corp. Ltd.	391,547	10,741
	Sanlam Ltd.	1,829,258	9,739
	Shoprite Holdings Ltd.	540,441	9,400
	Nedbank Group Ltd.	533,190	9,019
	Bidvest Group Ltd.	378,671	5,682
	Vodacom Group Ltd.	523,882	5,069
	OUTsurance Group Ltd.	1,001,880	5,015
	Northam Platinum Holdings Ltd.	348,415	4,989
	Old Mutual Ltd.	4,972,860	4,023
	Momentum Group Ltd.	1,338,389	3,332
	Exxaro Resources Ltd.	260,305	3,215
	Tiger Brands Ltd.	191,573	3,209
	Mr Price Group Ltd.	303,409	3,124
	Woolworths Holdings Ltd.	1,073,511	3,053
	Clicks Group Ltd.	224,950	3,011
	Investec Ltd.	236,502	2,046
	African Rainbow Minerals Ltd.	155,402	1,590
	Foschini Group Ltd.	438,766	1,510
	Kumba Iron Ore Ltd.	62,961	999
	Santam Ltd.	34,231	837
			265,160
South Korea (1.5%)
	KB Financial Group Inc.	389,325	45,565
	Shinhan Financial Group Co. Ltd.	481,945	33,457
	Hana Financial Group Inc.	300,463	25,972
	Kia Corp.	270,224	24,363
	Samsung Life Insurance Co. Ltd.	90,444	18,959
	POSCO Holdings Inc.	84,295	18,201
	Woori Financial Group Inc.	779,309	18,041
	Samsung Fire & Marine Insurance Co. Ltd.	32,507	14,069

		Shares	Market Value ($000)
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	51,671	13,722
	KT&G Corp.	109,096	13,576
	LG Corp.	99,503	6,899
	Korea Electric Power Corp.	257,931	6,198
	Hyundai Glovis Co. Ltd.	43,460	5,960
	Korea Investment Holdings Co. Ltd.	40,235	5,680
	Samsung E&A Co. Ltd.	180,413	5,341
	Samsung Securities Co. Ltd.	73,741	4,998
	DB Insurance Co. Ltd.	45,663	4,945
[1]	HMM Co. Ltd.	330,742	4,819
	Coway Co. Ltd.	62,695	3,972
	Korean Air Lines Co. Ltd.	222,776	3,947
	Hankook Tire & Technology Co. Ltd.	79,129	3,686
[1]	Industrial Bank of Korea	245,946	3,526
	NH Investment & Securities Co. Ltd. Class C	164,875	3,229
	BNK Financial Group Inc.	300,298	3,147
	GS Holdings Corp.	44,928	2,780
[1]	Doosan Bobcat Inc.	62,768	2,584
	LG Uplus Corp.	246,583	2,528
[1]	LG CNS Co. Ltd.	57,954	2,488
[1]	HD Hyundai Marine Solution Co. Ltd. Class C	19,346	2,457
	SK Telecom Co. Ltd.	38,668	2,185
	iM Financial Group Co. Ltd.	182,749	2,143
	CJ CheilJedang Corp. (XKRX)	9,848	1,309
	Misto Holdings Corp.	39,475	1,239
	S-1 Corp.	23,051	1,142
[1]	GS Engineering & Construction Corp.	68,380	1,087
	Cheil Worldwide Inc.	80,671	1,066
	Lotte Shopping Co. Ltd.	12,884	1,041
	Samsung Card Co. Ltd.	30,935	1,013
	BGF retail Co. Ltd.	10,710	928
[1]	Posco International Corp.	25,398	926
	Korea Gas Corp.	33,673	812
[1]	Dongsuh Cos. Inc.	39,926	709
	GS Retail Co. Ltd.	41,206	706
[1]	KEPCO Plant Service & Engineering Co. Ltd.	19,030	594
	Kangwon Land Inc.	49,466	507
	Lotte Corp.	13,472	211
			322,727
Spain (4.3%)
	Banco Santander SA	16,560,137	235,523
	Iberdrola SA	7,852,566	186,527
	Banco Bilbao Vizcaya Argentaria SA	6,440,443	180,538
	Industria de Diseno Textil SA	1,269,947	82,882
	CaixaBank SA	4,230,401	61,452
	Repsol SA	1,254,160	38,278
	Amadeus IT Group SA	501,237	30,935
[2]	Aena SME SA	792,925	24,444
	Banco de Sabadell SA	5,426,330	20,833
	Naturgy Energy Group SA	533,965	17,813
	Endesa SA	360,371	17,548
	Telefonica SA	4,243,055	17,518
	Bankinter SA	727,441	13,381
	Redeia Corp. SA	473,226	8,346
	Acciona SA	27,512	7,567
	Mapfre SA	1,044,681	5,342
			948,927
Sweden (1.4%)
	Volvo AB Class B	1,792,489	68,566
	Skandinaviska Enskilda Banken AB Class A	1,663,310	38,976
	Swedbank AB Class A	923,050	36,922
	Telefonaktiebolaget LM Ericsson Class B	3,111,985	30,612
	Svenska Handelsbanken AB Class A	1,452,217	22,205
	Essity AB Class B	669,066	19,437
	Telia Co. AB	2,561,923	11,872
	Tele2 AB Class B	624,251	10,815
*,2	Evolution AB	137,278	10,477
	SKF AB Class B	386,809	10,470
	Skanska AB Class B	372,494	10,452

		Shares	Market Value ($000)
	H & M Hennes & Mauritz AB Class B	489,779	8,970
	Securitas AB Class B	541,402	8,697
	Volvo AB Class A	221,110	8,476
	SSAB AB Class B	659,580	6,947
[1]	Svenska Handelsbanken AB Class B	169,153	4,130
	SSAB AB Class A	297,677	3,134
	Axfood AB	119,918	3,060
	Skandinaviska Enskilda Banken AB Class C	63,300	1,508
	Sagax AB Class D	157,176	548
			316,274
Switzerland (7.4%)
	Roche Holding AG	804,221	351,519
	Novartis AG (Registered)	2,133,313	333,633
	Nestle SA (Registered)	2,948,594	294,715
	UBS Group AG (Registered)	3,582,153	189,344
	Zurich Insurance Group AG	171,146	130,367
	Swiss Re AG	340,014	56,583
	Holcim AG	579,534	52,636
	Swiss Life Holding AG (Registered)	32,502	38,352
	Helvetia Baloise Holding AG	87,085	23,353
	SGS SA (Registered)	190,159	22,533
	Swisscom AG (Registered)	29,067	22,336
	Julius Baer Group Ltd.	236,768	20,817
	Partners Group Holding AG	22,589	18,829
	Roche Holding AG (Bearer) Class BR	34,485	15,287
	Kuehne & Nagel International AG (Registered)	52,624	13,401
	EMS-Chemie Holding AG (Registered)	7,638	7,735
	Swatch Group AG (Bearer) Class BR	32,776	7,328
	Flughafen Zurich AG (Registered)	21,539	6,331
	Banque Cantonale Vaudoise (Registered)	30,793	4,831
			1,609,930
Taiwan (4.8%)
	MediaTek Inc.	1,662,082	177,058
	Hon Hai Precision Industry Co. Ltd.	13,953,914	106,566
	ASE Technology Holding Co. Ltd.	3,334,639	56,904
	United Microelectronics Corp.	13,166,215	49,256
	CTBC Financial Holding Co. Ltd.	19,994,252	39,907
	Fubon Financial Holding Co. Ltd.	9,384,223	37,405
	Cathay Financial Holding Co. Ltd.	10,727,666	33,388
	TS Financial Holding Co. Ltd.	26,374,547	29,041
[1]	Quanta Computer Inc.	3,010,836	26,784
	Yuanta Financial Holding Co. Ltd.	12,295,537	25,651
	Mega Financial Holding Co. Ltd.	13,287,247	21,780
	E.Sun Financial Holding Co. Ltd.	17,106,438	20,403
[1]	Wiwynn Corp.	117,873	19,191
[1]	Asustek Computer Inc.	767,754	19,050
[1]	Wistron Corp.	3,435,550	18,425
	Chunghwa Telecom Co. Ltd.	4,266,000	18,341
	SinoPac Financial Holdings Co. Ltd.	14,620,202	18,233
	KGI Financial Holding Co. Ltd.	17,698,550	16,721
	First Financial Holding Co. Ltd.	12,522,462	14,226
	Lite-On Technology Corp.	2,215,756	14,042
	Hua Nan Financial Holdings Co. Ltd. Class C	10,350,017	13,902
[1]	Largan Precision Co. Ltd.	107,799	13,364
[1]	Uni-President Enterprises Corp.	5,577,676	12,683
[1]	Realtek Semiconductor Corp.	564,254	11,701
	Zhen Ding Technology Holding Ltd.	860,908	10,802
[1]	Novatek Microelectronics Corp.	676,791	10,696
[1]	Phison Electronics Corp.	203,963	10,038
	Advantech Co. Ltd.	520,913	8,873
[1]	Evergreen Marine Corp. Taiwan Ltd.	1,246,475	7,834
[1]	Globalwafers Co. Ltd.	288,589	7,289
	ASE Technology Holding Co. Ltd. ADR	188,067	6,614
	Far EasTone Telecommunications Co. Ltd.	1,969,000	6,392
*,1	Gigabyte Technology Co. Ltd.	618,182	6,380
	Vanguard International Semiconductor Corp.	1,367,212	6,268
	Shanghai Commercial & Savings Bank Ltd.	4,283,083	6,006
[1]	International Games System Co. Ltd. Class C	247,879	5,932
	Pegatron Corp.	2,286,398	5,916

		Shares	Market Value ($000)
*	WPG Holdings Ltd.	1,708,990	5,859
	Tripod Technology Corp.	511,476	5,743
	Hotai Motor Co. Ltd.	333,281	5,720
[1]	TCC Group Holdings Co. Ltd.	7,507,682	5,621
	Powertech Technology Inc.	777,746	5,561
	Taiwan Mobile Co. Ltd.	1,579,000	5,484
[1]	WT Microelectronics Co. Ltd.	907,181	5,475
[1]	Inventec Corp.	2,889,085	5,425
[1]	E Ink Holdings Inc.	912,234	5,278
	Chailease Holding Co. Ltd.	1,520,062	5,218
	Compal Electronics Inc.	4,743,556	5,217
	Eva Airways Corp.	3,359,007	4,482
[1]	President Chain Store Corp.	619,663	4,291
	Synnex Technology International Corp.	1,465,471	4,203
	Wan Hai Lines Ltd.	1,390,936	3,628
[1]	Micro-Star International Co. Ltd.	808,671	3,504
[1]	Yang Ming Marine Transport Corp.	2,074,988	3,246
[1]	Catcher Technology Co. Ltd.	543,896	3,056
[1]	Sino-American Silicon Products Inc.	636,800	3,014
[1]	Acer Inc.	3,399,056	3,012
	Far Eastern New Century Corp.	3,514,758	2,945
	Formosa Petrochemical Corp.	1,329,777	2,872
[1]	Asia Cement Corp.	2,727,659	2,780
[1]	Teco Electric & Machinery Co. Ltd.	1,389,000	2,743
	Eclat Textile Co. Ltd.	227,841	2,437
	Nien Made Enterprise Co. Ltd.	205,000	2,417
[1]	Voltronic Power Technology Corp.	80,703	2,368
	China Airlines Ltd.	3,271,000	2,268
*	Capital Securities Corp.	1,945,189	2,036
[1]	ASMedia Technology Inc.	49,349	1,982
[1]	Transcend Information Inc.	216,000	1,918
[1]	Chicony Electronics Co. Ltd.	585,541	1,907
	Parade Technologies Ltd.	100,014	1,714
	Taiwan High Speed Rail Corp.	2,125,000	1,705
[1]	Genius Electronic Optical Co. Ltd.	107,602	1,580
	Pou Chen Corp.	2,043,082	1,512
	Ruentex Development Co. Ltd.	1,709,233	1,423
	Cheng Shin Rubber Industry Co. Ltd.	1,477,000	1,391
*,1	Tatung Co. Ltd.	1,620,074	1,211
	Far Eastern International Bank	2,618,072	1,090
	Giant Manufacturing Co. Ltd.	407,625	1,063
	U-Ming Marine Transport Corp.	538,744	1,039
[1]	Feng TAY Enterprise Co. Ltd.	481,715	1,016
	Taiwan Fertilizer Co. Ltd.	669,000	945
	Yulon Motor Co. Ltd.	1,068,389	921
	Taiwan Secom Co. Ltd.	253,000	853
[1]	momo.com Inc.	110,417	831
			1,053,066
Thailand (0.6%)
	PTT PCL	14,048,500	16,195
	Advanced Info Service PCL	1,051,745	11,947
	Kasikornbank PCL NVDR	1,581,600	11,539
	SCB X PCL	1,963,600	8,980
	Krung Thai Bank PCL	6,587,639	8,702
	CP ALL PCL	5,787,701	8,298
	Bangkok Dusit Medical Services PCL Class F	12,242,100	7,031
	PTT Exploration & Production PCL	1,476,102	6,611
	True Corp. PCL	12,718,916	5,469
	Siam Cement PCL (Registered)	700,128	5,313
	Central Pattana PCL	2,555,917	5,259
	TMBThanachart Bank PCL	44,472,380	4,065
	Bumrungrad Hospital PCL	623,400	3,495
	Kasikornbank PCL	428,100	3,123
	Minor International PCL	4,163,900	2,933
	Charoen Pokphand Foods PCL	3,960,208	2,658
	Central Retail Corp. PCL	2,961,200	2,364
	Thai Oil PCL	1,157,440	2,265
	Digital Telecommunications Infrastructure Fund Class F	6,400,547	1,954
	Bangkok Bank PCL NVDR	322,900	1,849

		Shares	Market Value ($000)
	Bangkok Bank PCL (Registered)	307,000	1,757
[3]	Banpu PCL (Registered)	8,927,150	1,554
	Krungthai Card PCL	1,251,800	1,429
	Ratch Group PCL	1,094,950	1,259
	Indorama Ventures PCL	1,810,957	1,193
[1]	Home Product Center PCL	4,998,200	970
	Global Power Synergy PCL Class F	620,531	953
	PTT Oil & Retail Business PCL	2,423,700	927
	CP AXTRA PCL	2,042,000	909
	Osotspa PCL	1,583,755	831
	Electricity Generating PCL	180,700	724
	Carabao Group PCL Class F	436,297	668
	Thai Life Insurance PCL	1,891,800	658
	Land & Houses PCL (Registered)	5,383,065	614
	Thai Union Group PCL Class F	1,507,322	549
	Berli Jucker PCL	1,000,900	485
	Siam City Cement PCL	59,027	263
			135,793
Turkiye (0.2%)
	BIM Birlesik Magazalar A/S	978,384	8,036
	Turkiye Petrol Rafinerileri A/S	1,043,744	6,502
	KOC Holding A/S	1,278,638	5,290
	Akbank TAS	3,557,563	4,733
[1]	Eregli Demir ve Celik Fabrikalari TAS	4,133,295	3,695
[1]	Turkcell Iletisim Hizmetleri A/S	1,400,845	2,952
	Haci Omer Sabanci Holding A/S	1,625,127	2,883
	Turkiye Is Bankasi A/S Class C	10,148,974	2,659
[1]	Turkiye Garanti Bankasi A/S	698,548	1,808
[1]	Enka Insaat ve Sanayi A/S	952,858	1,756
	Coca-Cola Icecek A/S	913,990	1,753
[1]	Ford Otomotiv Sanayi A/S	899,168	1,516
[1]	Tofas Turk Otomobil Fabrikasi A/S	146,463	839
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	735,256	605
	Ulker Biskuvi Sanayi A/S	303,188	550
	Turkiye Sigorta A/S	3,981,962	527
	Aksa Akrilik Kimya Sanayii A/S	1,898,791	519
[2]	Enerjisa Enerji A/S	220,422	505
	Is Yatirim Menkul Degerler A/S Class A	577,277	420
	Anadolu Anonim Turk Sigorta Sirketi	723,058	414
	Oyak Cimento Fabrikalari A/S	947,225	404
	Cimsa Cimento Sanayi VE Ticaret A/S	401,836	380
[1]	Dogus Otomotiv Servis ve Ticaret A/S	89,412	358
	Aygaz A/S	58,114	324
	Nuh Cimento Sanayi A/S	68,571	313
	Akcansa Cimento A/S	37,838	189
	Agesa Hayat ve Emeklilik A/S	34,936	178
	Ronesans Gayrimenkul Yatirim A/S	36,848	155
	Celebi Hava Servisi A/S	2,441	74
	Anadolu Hayat Emeklilik A/S	26,932	65
*	Turk Traktor ve Ziraat Makineleri A/S	7,026	61
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	59,940	56
			50,519
United Arab Emirates (0.8%)
	First Abu Dhabi Bank PJSC	5,062,503	26,664
	Emirates Telecommunications Group Co. PJSC	3,953,249	21,897
	Emaar Properties PJSC	7,162,331	21,376
	Emirates NBD Bank PJSC	1,937,731	15,915
	Abu Dhabi Commercial Bank PJSC	3,605,372	14,689
	Abu Dhabi Islamic Bank PJSC	1,535,634	8,871
	Dubai Electricity & Water Authority PJSC	10,204,012	7,611
	Adnoc Gas plc	7,833,022	7,030
	Dubai Islamic Bank PJSC	3,447,823	6,833
	ADNOC Drilling Co. PJSC	2,983,449	4,736
	Abu Dhabi National Oil Co. for Distribution PJSC	3,364,616	3,664
	Air Arabia PJSC	2,616,244	3,470
	Emaar Development PJSC	968,421	3,408
	ADNOC Logistics & Services	1,845,773	3,114
	Salik Co. PJSC	2,100,137	3,035
	Agility Global plc	5,937,461	2,736

		Shares	Market Value ($000)
	Dubai Investments PJSC	2,453,533	2,404
	Borouge plc	3,139,794	2,051
	Americana Restaurants International plc - Foreign Co. (XADS)	3,262,534	1,931
	NMDC Group PJSC	254,343	1,577
	Talabat Holding plc	5,440,475	1,554
	Parkin Co. PJSC	803,568	1,206
	Lulu Retail Holdings plc	3,949,932	1,029
	Fertiglobe plc	1,325,227	962
	Dubai Financial Market PJSC	2,381,386	912
	Emirates Central Cooling Systems Corp.	2,009,061	861
			169,536
United Kingdom (11.2%)
	HSBC Holdings plc	19,631,738	418,064
	Shell plc (XLON)	6,416,316	293,686
	Unilever plc	2,417,838	153,841
	British American Tobacco plc	2,321,103	140,800
	BP plc	18,002,506	135,256
	GSK plc	4,561,870	118,622
	Rio Tinto plc	1,185,567	115,201
	Barclays plc	15,624,244	107,394
	Lloyds Banking Group plc	66,968,271	103,507
	National Grid plc	5,667,620	90,715
	NatWest Group plc	9,135,939	86,176
*	Glencore plc	11,579,134	85,284
	Diageo plc	2,566,750	56,387
	Reckitt Benckiser Group plc (XLON)	734,505	51,840
	Tesco plc	7,171,733	47,206
	SSE plc	1,386,500	43,804
	Vodafone Group plc	20,862,775	33,109
	Imperial Brands plc	861,676	32,701
	Aviva plc	3,479,522	32,566
	Next plc	131,180	26,270
	Legal & General Group plc	6,415,765	26,050
	BT Group plc	6,397,976	17,323
	United Utilities Group plc	846,974	15,774
	Coca-Cola HBC AG Class DI	226,923	15,301
	Admiral Group plc	284,521	14,423
	Bunzl plc	371,693	14,027
	Intertek Group plc	176,516	13,942
	Severn Trent plc	316,325	12,828
	Endeavour Mining plc	244,481	11,663
	M&G plc	2,368,989	11,444
	Centrica plc	5,073,157	10,587
	Standard Life plc	847,766	10,564
	J Sainsbury plc	2,181,683	10,521
	Associated British Foods plc	321,959	9,045
	DCC Energy plc	98,991	8,464
	Kingfisher plc	1,961,273	8,182
	ICG plc	314,150	8,021
	Schroders plc	922,258	7,315
	Croda International plc	160,104	6,931
	Whitbread plc	197,008	6,674
	Barratt Redrow plc	1,647,469	6,547
[1]	Mondi plc	522,637	6,302
	Fresnillo plc	184,087	6,201
	Entain plc	705,424	5,165
*	Berkeley Group Holdings plc	103,295	4,879
	Persimmon plc	316,578	4,752
	Taylor Wimpey plc	3,039,687	3,201
*,3	Evraz plc	193,110	—
			2,448,555
Total Common Stocks (Cost $15,457,933)			21,558,793
Preferred Stocks (0.8%)
	Itau Unibanco Holding SA Preference Shares	5,706,736	48,285
	Petroleo Brasileiro SA - Petrobras Preference Shares	5,331,497	45,667
	Itausa SA Preference Shares	6,595,407	17,981
	Volkswagen AG Preference Shares	139,875	12,088
	Banco Bradesco SA Preference Shares	2,552,013	9,278

		Shares	Market Value ($000)
	Gerdau SA Preference Shares	1,488,170	7,333
	Hyundai Motor Co. Preference Shares	40,801	5,621
	Cia Energetica de Minas Gerais Preference Shares	2,148,102	4,805
	FUCHS SE Preference Shares	88,396	4,097
	Hyundai Motor Co. Preference Shares (XKRX)	28,220	3,860
	Grupo De Inversiones Suramericana SA Preference Shares	193,835	2,746
	Embotelladora Andina SA Preference Shares Class B	515,736	2,568
	Grifols SA Preference Shares Class B (XMAD)	318,652	2,486
	Grupo Cibest SA Preference Shares	102,653	2,424
	Metalurgica Gerdau SA Preference Shares	1,115,380	2,403
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares (XKRX)	6,763	1,796
	Isa Energia Brasil SA Preference Shares	315,892	1,676
	Korea Investment Holdings Co. Ltd. Preference Shares	10,256	1,069
	Amorepacific Corp. Preference Shares (XKRX)	12,546	381
	CJ CheilJedang Corp. Preference Shares	462	40
Total Preferred Stocks (Cost $134,359)			176,604
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[4,5]	Vanguard Market Liquidity Fund, 3.718% (Cost $205,209)	2,052,310	205,211
Total Investments (100.1%) (Cost $15,797,501)			21,940,608
Other Assets and Liabilities—Net (-0.1%)			(32,553)
Net Assets (100%)			21,908,055
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $153,073.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $230,303, representing 1.1% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $164,076 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
FTSE 100 Index	September 2026	259	37,926	1,093
MSCI EAFE Index	September 2026	536	85,285	994
MSCI Emerging Markets Index	September 2026	60	4,927	(265)
S&P TSX 60 Index	September 2026	119	35,390	171
				1,993

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/16/2026	CAD	23,883	USD	17,227	—	(155)
Royal Bank of Canada	9/16/2026	CAD	4,573	USD	3,252	17	—
State Street Bank & Trust Co.	9/16/2026	EUR	10,489	USD	12,181	—	(63)
State Street Bank & Trust Co.	9/16/2026	GBP	10,565	USD	14,172	66	—
JPMorgan Chase Bank, N.A.	9/16/2026	GBP	7,843	USD	10,490	81	—
Royal Bank of Canada	9/16/2026	GBP	7,483	USD	10,032	52	—
Goldman Sachs International	9/16/2026	INR	468,352	USD	4,855	33	—
State Street Bank & Trust Co.	9/16/2026	JPY	2,460,148	USD	15,328	193	—

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/16/2026	JPY	2,060,000	USD	12,835	161	—
State Street Bank & Trust Co.	9/16/2026	USD	11,343	AUD	16,183	—	(35)
Royal Bank of Canada	9/16/2026	USD	7,383	BRL	38,984	—	(221)
State Street Bank & Trust Co.	9/16/2026	USD	12,751	CHF	10,038	270	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	18,539	EUR	16,021	30	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	12,688	GBP	9,460	—	(62)
Royal Bank of Canada	9/16/2026	USD	4,363	HKD	34,016	18	—
Goldman Sachs International	9/16/2026	USD	7,872	INR	751,765	26	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	28,395	JPY	4,520,148	—	(121)
Royal Bank of Canada	9/16/2026	USD	1,500	KRW	2,307,158	—	(99)
State Street Bank & Trust Co.	9/16/2026	USD	151	SEK	1,420	1	—
Deutsche Bank AG	9/16/2026	USD	1,061	TWD	33,615	19	—
						967	(756)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At July 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $20 in connection with open forward currency contracts.
A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	2,547,898	—	—	2,547,898
Common Stocks—Other	21,362	18,987,977	1,556	19,010,895
Preferred Stocks	145,166	31,438	—	176,604
Temporary Cash Investments	205,211	—	—	205,211
Total	2,919,637	19,019,415	1,556	21,940,608
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,258	—	—	2,258
Forward Currency Contracts	—	967	—	967
Total	2,258	967	—	3,225
Liabilities
Futures Contracts[1]	(265)	—	—	(265)
Forward Currency Contracts	—	(756)	—	(756)
Total	(265)	(756)	—	(1,021)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.